SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Interest	$ 47,193	$ 42,943	$ 25,978
Credit Cards	39,784	42,032	44,473
Account Payable	25,395	40,176
Deferred Revenue	12,155		17,506
Payroll Liabilities	3,483	2,609	24,206
Other Liabilities	2,840	313	424
Payroll Tax Liabilities	641	84	84
Net Balance	$ 131,491	$ 128,157	$ 112,671